Income Taxes (Details) - Schedule of income tax benefits provision - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Domestic:
Federal	$ 4,057,936	$ 1,503,577
State	1,343,123	499,136
International	353,038	547,944
Deferred tax benefits	5,754,097	2,550,657
Change in valuation allowance	(4,811,348)	(2,527,453)
Net income tax benefit	$ 942,749	$ 23,204